Fidelity®

Cash Reserves

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Cash Reserves	0.92%	2.59%	26.96%	57.20%
All Taxable Money Market Funds Average	0.72%	2.20%	25.16%	53.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 1,128 money market funds.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves	2.59%	4.89%	4.63%
All Taxable Money Market Funds Average	2.20%	4.59%	4.36%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	5/28/02	2/26/02	11/27/01	8/28/01	5/29/01
Fidelity Cash Reserves	1.68%	1.77%	2.26%	3.39%	4.26%
All Taxable Money Market Funds Average	1.31%	1.38%	1.86%	3.13%	3.76%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average. Figures for the all taxable money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fund Talk: The Manager's Overview

An interview with John Todd, Portfolio Manager of Fidelity Cash Reserves

Q. John, what was the investment environment like during the six months that ended May 31, 2002?

A. At the beginning of the period, the Federal Reserve Board was concluding a long string of aggressive rate cuts designed to offset rapidly decelerating economic growth in the U.S. against a backdrop of sharply curtailed business spending, rising unemployment and eroding consumer confidence. The aftereffects of September 11 contributed to the negative environment, as manufacturing fell to recessionary levels and weakness spread to the service sector. Despite fears of widespread chaos, however, the economy showed renewed strength in the fourth quarter of 2001. Excess inventories that had accumulated due to declining sales were liquidated at a record pace, while consumer spending held up, buoyed by sustained mortgage refinancing activity. As 2001 came to an end, the Fed cut the rate banks charge each other for overnight loans - known as the fed funds target rate - to 1.75%, bringing short-term rates to their lowest levels in 40 years.

Q. What's the backdrop been like through the first five months of 2002?

A. The economy rebounded in the first quarter of 2002, as growth in gross domestic product reached a 5.6% annual rate. However, more than 60% of this growth was due to adjustments in inventories. The Fed kept the target rate unchanged through the remainder of the period, but announced at its March meeting that it was shifting to a neutral stance reflecting equal concern about the possibility for economic weakness on the one hand, and the potential for the development of inflationary pressures on the other. Nevertheless, many investors anticipated that economic growth would accelerate to levels necessitating Fed rate hikes sooner rather than later, in order to reduce some of the monetary stimulus in the system. This sentiment changed in April, though, when new data indicated some lingering pockets of softness in the economy. The market shifted course, with most participants anticipating that unemployment would likely increase in the near term and that Fed rate hikes would not come to pass until well into the third quarter of 2002 at the earliest.(Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. Because the economy remained weak, my concerns about credit quality continued to be acute. As a result, I looked to invest in U.S. Treasury and government agency securities, in order to maintain both a higher credit quality and a longer average maturity. Through a longer average maturity I sought to lock in attractive yields as rates declined. The fund did not sacrifice much in the way of yield by following this strategy, as the yield advantage offered by commercial paper and bank-related instruments remained rather narrow throughout the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2002, was 1.68%, compared to 2.23% six months ago. For the six months that ended May 31, 2002, the fund had a total return of 0.92%, compared to 0.72% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. While most economists are upbeat about the economy, many executives remain gloomy regarding the future course of corporate earnings growth. Until companies can demonstrate some ability to raise revenues as a result of improved pricing power, they can only increase earnings through cutting costs, which is most effectively achieved through layoffs. Since the unemployment rate tends to lag economic growth, it would not be unusual for unemployment to keep rising for a time even after the recession bottoms and the economy recovers. If the third and fourth quarters provide evidence of improvement, then the Fed might entertain the notion of hiking the fed funds rate. Most market observers, including the Fed, feel that rates remain artificially low, brought there due to the unique circumstances of 2001. The Fed will be looking for signs of sustained economic growth as an opportunity to raise rates, and stated that sustained economic growth cannot be attained solely on the back of consumer spending. Capital investment is also needed, which means the Fed needs to be supportive until corporate profitability returns.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income as is consistent with the preservation of capital and liquidity

Fund number: 055

Trading symbol: FDRXX

Start date: May 10, 1979

Size: as of May 31, 2002, more than $54.6 billion

Manager: John Todd, since 1997; manager, several other Fidelity and Spartan taxable money market funds; joined Fidelity in 1981

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/02	% of fund's investments 11/30/01	% of fund's investments 5/31/01
0 - 30	47.3	42.0	44.4
31 - 90	24.9	21.6	41.3
91 - 180	18.3	30.0	13.0
181 - 397	9.5	6.4	1.3
Weighted Average Maturity
	5/31/02	11/30/01	5/31/01
Fidelity Cash Reserves	66 Days	73 Days	51 Days
All Taxable Money Market Funds Average *	55 Days	57 Days	52 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2002	As of November 30, 2001
Commercial Paper 19.8%	Commercial Paper 27.9%
Bank CDs, BAs, TDs, and Notes 66.0%	Bank CDs, BAs, TDs, and Notes 58.0%
Government Securities 8.3%	Government Securities 10.6%
Other Investments 5.6%	Other Investments 5.6%
Net Other Assets 0.3%	Net Other Assets** (2.1)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2002

Showing Percentage of Net Assets

Certificates of Deposit - 56.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.0%
Chase Manhattan Bank USA NA
6/7/02	1.84%	$ 205,000	$ 205,000
7/12/02	1.87	200,000	200,000
State Street Bank & Trust Co., Boston
6/17/02	1.93	100,000	100,000
			505,000
London Branch, Eurodollar, Foreign Banks - 27.0%
ABN-AMRO Bank NV
6/27/02	1.92	120,000	120,000
7/29/02	1.94	45,000	44,999
8/15/02	1.95	175,000	175,000
8/19/02	1.90	45,000	45,000
8/19/02	1.93	330,000	330,000
11/8/02	2.00	115,000	115,000
11/12/02	1.96	70,000	70,000
Australia & New Zealand Banking Group Ltd.
6/28/02	1.94	35,000	35,000
Barclays Bank PLC
6/3/02	1.95	70,000	70,000
6/24/02	1.85	155,000	155,000
6/25/02	1.85	100,000	100,000
6/28/02	1.85	245,000	245,000
7/10/02	1.70	100,000	100,014
7/11/02	1.88	250,000	250,000
7/16/02	1.88	25,000	25,000
7/22/02	1.76	32,000	32,000
7/24/02	1.82	75,000	75,000
7/24/02	1.84	195,000	195,000
8/19/02	1.95	100,000	100,000
8/27/02	1.95	100,000	100,000
9/16/02	2.00	200,000	200,000
9/17/02	1.95	50,000	50,000
10/17/02	1.83	165,000	165,000
10/24/02	2.02	100,000	100,000
10/28/02	2.09	70,000	70,000
11/12/02	1.96	190,000	190,000
12/9/02	2.04	100,000	100,000
12/13/02	2.07	90,000	90,000
12/16/02	2.10	180,000	179,951
12/17/02	2.12	140,000	140,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Bayerische Hypo-und Vereinsbank AG
6/5/02	1.85%	$ 200,000	$ 200,000
6/7/02	1.87	500,000	500,000
6/17/02	1.93	225,000	225,000
6/24/02	1.85	50,000	50,000
6/28/02	1.93	155,000	155,000
6/28/02	1.94	210,000	210,000
6/28/02	1.98	100,000	100,001
7/9/02	1.89	250,000	250,000
7/10/02	1.89	40,000	40,000
8/19/02	1.85	120,000	120,000
11/8/02	2.05	245,000	245,000
BNP Paribas SA
9/30/02	2.27	200,000	200,000
10/17/02	1.83	200,000	200,000
Credit Agricole Indosuez
6/11/02	1.91	120,000	120,000
12/31/02	2.24	145,000	145,000
Credit Suisse First Boston Bank
6/21/02	1.94	75,000	75,000
6/25/02	1.95	300,000	300,000
Deutsche Bank AG
6/28/02	1.85	347,000	347,000
12/13/02	2.07	45,000	45,000
12/31/02	2.25	90,000	90,062
Dresdner Bank AG
6/17/02	1.84	160,000	160,000
7/10/02	1.88	36,000	36,000
8/15/02	1.95	175,000	175,000
9/30/02	2.27	150,000	150,000
11/13/02	2.03	95,000	95,000
Halifax PLC
6/6/02	1.92	69,000	68,999
6/11/02	1.91	100,000	99,998
6/17/02	1.92	100,000	100,000
6/18/02	1.91	80,000	80,000
6/21/02	1.94	100,000	100,000
6/24/02	1.85	250,000	250,000
6/26/02	1.85	200,000	200,000
6/26/02	1.96	75,000	75,000
6/27/02	1.85	365,000	365,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Halifax PLC - continued
8/27/02	1.96%	$ 35,000	$ 35,000
9/16/02	2.13	155,000	155,000
9/30/02	2.28	180,000	180,000
11/8/02	2.00	200,000	200,000
11/12/02	1.96	85,000	85,000
12/13/02	2.10	40,000	39,994
12/31/02	2.21	82,000	82,000
ING Bank NV
6/12/02	1.91	85,000	85,000
6/17/02	1.85	295,000	295,000
6/17/02	1.91	106,000	106,000
6/19/02	1.86	405,000	405,000
6/19/02	1.94	95,000	95,000
6/21/02	1.85	325,000	325,000
8/22/02	1.96	35,000	35,000
Landesbank Baden-Wuerttemberg
6/26/02	1.97	100,000	100,000
7/30/02	1.94	100,000	100,001
8/22/02	1.95	100,000	100,000
8/27/02	1.97	100,000	100,001
11/12/02	1.96	50,000	50,002
11/18/02	2.00	95,000	95,000
11/18/02	2.05	50,000	50,000
Landesbank Hessen-Thuringen
7/22/02	1.76	70,000	70,000
Lloyds TSB Bank PLC
9/27/02	2.00	260,000	260,000
9/30/02	2.01	175,000	175,000
12/9/02	2.03	200,000	200,005
12/31/02	2.22	200,000	200,003
National Australia Bank Ltd.
6/25/02	1.85	120,000	120,000
7/31/02	1.94	80,000	80,000
12/31/02	2.23	55,000	55,000
12/31/02	2.25	70,000	70,000
Nationwide Building Society
8/19/02	1.95	40,000	40,000
Norddeutsche Landesbank Girozentrale
7/30/02	1.94	45,000	45,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Nordea Bank Finland PLC
8/22/02	1.94%	$ 95,000	$ 95,000
Nordea North America, Inc.
11/12/02	1.97	95,000	95,000
Northern Rock PLC
6/21/02	1.95	25,000	25,000
Royal Bank of Scotland PLC
7/5/02	1.95	155,000	155,000
9/16/02	1.90	40,000	40,011
Societe Generale
8/19/02	1.95	150,000	150,000
12/17/02	2.10	190,000	190,000
12/31/02	2.15	95,000	95,000
Svenska Handelsbanken AB
6/20/02	1.93	50,000	50,000
6/21/02	1.93	100,000	100,000
7/24/02	1.84	10,000	10,000
8/5/02	1.95	10,000	10,000
Toronto-Dominion Bank
6/25/02	1.94	100,000	100,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	95,000	94,984
11/8/02	2.01	265,000	265,000
			14,747,025
New York Branch, Yankee Dollar, Foreign Banks - 28.5%
Abbey National PLC
8/5/02	1.95	200,000	200,000
Abbey National Treasury Services PLC
6/3/02	1.75 (a)	475,000	474,760
6/10/02	1.75 (a)	240,000	239,877
9/16/02	2.00	315,000	315,000
Bank of Scotland Treasury Services PLC
6/28/02	1.85	55,000	55,002
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.96	215,000	215,000
6/10/02	1.92	120,000	120,000
Bayerische Landesbank Girozentrale
7/5/02	1.96	125,000	125,000
BNP Paribas SA
9/5/02	2.00	300,000	300,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA - continued
9/16/02	1.97%	$ 165,000	$ 165,000
9/16/02	2.00	25,000	25,000
9/25/02	2.00	380,000	380,000
10/17/02	1.85	275,000	275,000
12/13/02	2.08	260,000	260,000
12/16/02	2.11	350,000	350,000
12/17/02	2.12	150,000	150,000
12/31/02	2.21	300,000	300,000
12/31/02	2.23	125,000	125,000
Canadian Imperial Bank of Commerce
7/18/02	1.70	200,000	200,000
7/22/02	1.77	95,000	95,000
Commerzbank AG
6/24/02	1.97	480,000	480,000
Credit Agricole Indosuez
7/1/02	1.93 (a)	244,000	243,876
12/13/02	2.08	280,000	280,000
Deutsche Bank AG
6/3/02	1.76 (a)	610,000	609,898
6/6/02	1.74 (a)	930,000	929,761
6/24/02	1.74 (a)	315,000	314,846
Dexia Bank SA
6/14/02	1.74 (a)	140,000	139,961
6/24/02	1.75 (a)	145,000	144,941
6/26/02	1.75 (a)	240,000	239,890
8/19/02	1.96	200,000	200,000
Landesbank Baden-Wuerttemberg
11/12/02	1.97	50,000	49,998
Landesbank Hessen-Thuringen
6/10/02	1.86	250,000	250,000
Lloyds TSB Bank PLC
6/3/02	1.74 (a)	145,000	144,927
National Westminster Bank PLC
7/5/02	4.10	620,000	619,994
RaboBank Nederland Coop. Central
7/5/02	4.09	100,000	99,999
Royal Bank of Canada
6/6/02	1.76 (a)	465,000	464,916
6/19/02	1.75 (a)	210,000	209,954
6/25/02	1.74 (a)	310,000	309,848
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada - continued
7/5/02	4.10%	$ 50,000	$ 50,000
7/31/02	1.70	145,000	145,033
Royal Bank of Scotland PLC
6/28/02	1.84	670,000	670,000
10/17/02	1.84	110,000	110,000
10/22/02	1.93	110,000	110,000
10/28/02	2.07	170,000	170,000
Societe Generale
6/3/02	1.76 (a)	175,000	174,971
6/14/02	1.74 (a)	140,000	139,964
6/21/02	1.76 (a)	340,000	339,891
6/25/02	1.76 (a)	480,000	479,782
6/28/02	1.76 (a)	320,000	319,947
12/9/02	2.03	100,000	100,000
Svenska Handelsbanken AB
7/5/02	4.10	100,000	99,999
11/20/02	2.51	100,000	99,995
Toronto-Dominion Bank
6/24/02	1.74 (a)	95,000	94,954
6/28/02	1.93	100,000	100,000
UBS AG
6/10/02	1.96	337,000	337,000
8/5/02	1.94	197,000	197,000
9/30/02	1.87	515,000	515,000
10/28/02	2.08	120,000	120,000
10/28/02	2.10	210,000	210,000
11/20/02	2.50	325,000	324,985
12/13/02	2.07	135,000	135,000
Westdeutsche Landesbank Girozentrale
6/19/02	1.86	250,000	250,000
6/25/02	1.86	85,000	85,000
9/16/02	2.17	100,000	100,000
			15,580,969
TOTAL CERTIFICATES OF DEPOSIT			30,832,994
Commercial Paper - 19.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Alliance & Leicester PLC
6/6/02	1.87%	$ 100,000	$ 99,974
6/17/02	1.95	50,000	49,957
7/10/02	1.91	25,000	24,949
American Express Credit Corp.
6/4/02	1.76	75,000	74,989
6/5/02	1.76	37,000	36,993
Amsterdam Funding Corp.
6/3/02	1.78	80,000	79,992
6/4/02	1.78	205,000	204,970
6/7/02	1.84	25,000	24,992
Aspen Funding Corp.
8/5/02	1.95	90,000	89,686
8/5/02	1.99	15,000	14,946
Asset Securitization Cooperative Corp.
6/13/02	1.80	100,000	99,940
Bradford & Bingley PLC
6/7/02	1.78	38,000	37,989
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/5/02	1.88	175,000	174,964
6/17/02	1.80	25,000	24,980
6/24/02	1.79	160,000	159,817
6/25/02	1.79	45,000	44,946
7/17/02	1.82	70,000	69,838
7/19/02	1.82	35,000	34,916
7/30/02	1.83	30,000	29,911
8/6/02	1.83	100,000	99,666
8/7/02	1.82	70,000	69,764
Corporate Receivables Corp.
7/9/02	1.88	20,000	19,961
Countrywide Home Loans, Inc.
6/3/02	1.82	80,000	79,992
6/4/02	1.82	165,000	164,975
6/10/02	1.84	30,000	29,986
CXC, Inc.
6/20/02	1.78	30,000	29,972
6/24/02	1.88	100,000	99,881
6/25/02	1.88	15,000	14,981
6/27/02	1.85	35,000	34,953
DaimlerChrysler North America Holding Corp.
6/3/02	2.06	35,000	34,996
6/6/02	2.04	15,000	14,996
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler North America Holding Corp. - continued
6/7/02	2.02%	$ 25,000	$ 24,992
6/10/02	2.02	40,000	39,980
6/11/02	2.02	20,000	19,989
7/9/02	2.06	20,000	19,957
7/9/02	2.08	20,000	19,956
7/16/02	2.08	34,000	33,912
Delaware Funding Corp.
6/13/02	1.78	19,075	19,064
6/19/02	1.78	52,620	52,573
Deutsche Bank Financial LLC
7/31/02	1.70	405,000	403,862
Dexia Delaware LLC
8/12/02	1.93	25,000	24,904
Edison Asset Securitization LLC
6/17/02	1.93	55,283	55,236
6/18/02	1.78	45,164	45,126
6/18/02	1.93	41,206	41,169
6/19/02	1.93	40,203	40,164
6/21/02	1.93	113,514	113,393
7/8/02	1.94	50,000	49,901
7/9/02	1.88	150,000	149,704
7/10/02	1.89	53,132	53,024
7/11/02	2.01	100,000	99,778
8/12/02	1.83	65,000	64,763
8/19/02	1.83	142,941	142,370
10/3/02	1.92	295,000	293,069
10/3/02	1.94	97,040	96,398
11/1/02	2.00	75,000	74,369
11/1/02	2.02	235,000	233,003
Enterprise Funding Corp.
6/5/02	1.78	84,506	84,489
Falcon Asset Securitization Corp.
6/11/02	1.91	20,065	20,054
Ford Motor Credit Co.
6/4/02	2.00	12,747	12,745
6/7/02	2.00	5,000	4,998
6/11/02	2.00	13,635	13,627
7/8/02	2.07	16,300	16,265
7/9/02	2.03	16,500	16,465
7/9/02	2.07	35,400	35,323
7/10/02	2.03	100,000	99,781
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Ford Motor Credit Co. - continued
7/11/02	2.03%	$ 35,000	$ 34,921
7/15/02	2.05	65,000	64,838
7/25/02	2.06	13,000	12,960
GE Capital International Funding, Inc.
8/8/02	1.97	185,000	184,315
8/15/02	1.83	135,000	134,488
8/19/02	1.84	75,000	74,699
General Electric Capital Corp.
6/4/02	1.76	50,000	49,993
6/10/02	1.91	150,000	149,929
7/9/02	1.88	125,000	124,755
7/11/02	2.00	145,000	144,679
7/12/02	2.00	150,000	149,660
8/8/02	1.96	165,000	164,392
9/10/02	1.95	200,000	198,917
9/11/02	1.99	35,000	34,805
12/5/02	2.08	200,000	197,870
12/6/02	2.10	100,000	98,919
2/3/03	2.32	200,000	196,871
2/10/03	2.32	125,000	122,989
General Electric Capital Services, Inc.
6/11/02	1.91	150,000	149,921
12/5/02	2.08	100,000	98,935
General Mills, Inc.
6/3/02	2.16	20,000	19,998
6/4/02	2.00	20,000	19,997
6/5/02	2.06	15,000	14,997
6/6/02	2.09	15,000	14,996
6/11/02	2.00	20,000	19,989
6/17/02	2.00	10,000	9,991
6/24/02	2.00	50,000	49,936
7/1/02	2.00	5,000	4,992
7/1/02	2.05	23,101	23,062
7/10/02	2.06	20,000	19,956
Goldman Sachs Group, Inc.
8/15/02	1.92	85,000	84,662
Halifax PLC
6/7/02	1.86	38,000	37,988
ING America Insurance Holdings, Inc.
6/24/02	1.94	50,000	49,938
6/25/02	1.92	40,000	39,949
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
ING America Insurance Holdings, Inc. - continued
7/10/02	1.86%	$ 25,000	$ 24,950
7/30/02	1.93	35,000	34,890
J.P. Morgan Chase & Co.
6/18/02	1.93	100,000	99,909
6/20/02	1.95	175,000	174,821
8/26/02	1.85	250,000	248,901
8/27/02	1.85	100,000	99,555
Kitty Hawk Funding Corp.
10/8/02	1.95	23,990	23,824
Montauk Funding Corp.
6/4/02	1.78	70,000	69,990
6/17/02	1.86	80,000	79,934
6/20/02	1.76	115,000	114,894
7/8/02	1.95	20,000	19,960
8/1/02	1.85	100,000	99,688
8/13/02	1.95	50,000	49,803
Morgan Stanley Dean Witter & Co.
6/3/02	1.91	100,000	99,989
Nationwide Building Society
8/15/02	1.91	100,000	99,604
New Center Asset Trust
6/10/02	1.92	100,000	99,952
Newcastle (Discover Card Master Trust)
6/10/02	1.85	75,000	74,966
7/11/02	1.91	40,000	39,916
8/5/02	1.83	50,000	49,836
8/6/02	1.83	43,180	43,036
Newport Funding Corp.
6/11/02	1.86	50,000	49,974
8/5/02	1.99	5,000	4,982
Phillips Petroleum Co.
6/5/02	2.02	20,000	19,996
6/17/02	2.00	45,000	44,960
6/26/02	2.02	30,000	29,958
6/27/02	2.02	90,000	89,869
6/28/02	2.02	30,000	29,955
Quincy Capital Corp.
8/15/02	1.83	32,059	31,937
RaboBank Nederland Coop. Central
7/8/02	1.90	240,000	239,536
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Salomon Smith Barney Holdings, Inc.
6/6/02	1.77%	$ 85,000	$ 84,979
Santander Finance, Inc.
6/6/02	1.93	40,000	39,989
Sears Roebuck Acceptance Corp.
6/19/02	2.04	15,000	14,985
6/20/02	2.04	50,000	49,946
6/25/02	2.05	35,000	34,952
6/26/02	2.00	15,000	14,979
7/9/02	2.06	25,000	24,946
7/16/02	2.07	35,000	34,910
7/30/02	2.13	35,000	34,878
Sheffield Receivables Corp.
6/10/02	1.92	25,950	25,938
6/17/02	1.95	100,000	99,914
7/19/02	2.31	80,000	79,758
Svenska Handelsbanken, Inc.
8/19/02	1.94	50,000	49,789
The Walt Disney Co.
6/7/02	2.26	55,450	55,429
7/31/02	2.15	49,000	48,825
UBS Finance, Inc.
8/29/02	1.86	190,000	189,131
Westpac Trust Securities Ltd.
6/11/02	1.91	75,000	74,960
8/20/02	1.95	100,000	99,571
Windmill Funding Corp.
6/3/02	1.78	80,000	79,992
6/10/02	1.84	95,000	94,957
TOTAL COMMERCIAL PAPER			10,808,995
Federal Agencies - 7.9%

Fannie Mae - 6.4%
Agency Coupons - 1.6%
6/3/02	1.82 (a)	319,000	318,902
7/10/02	1.81 (a)	581,000	580,750
			899,652
Discount Notes - 4.8%
6/14/02	3.58	85,000	84,893
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Discount Notes - continued
7/12/02	3.61%	$ 80,000	$ 79,682
7/15/02	1.89	250,000	249,429
7/26/02	3.61	260,000	258,616
10/30/02	1.96	298,000	295,575
10/30/02	1.97	150,000	148,773
11/13/02	1.93	294,062	291,488
11/13/02	1.97	150,000	148,659
11/15/02	2.48	145,000	143,372
12/13/02	1.99	100,000	98,933
12/13/02	2.21	330,000	326,139
1/10/03	2.25	100,000	98,628
2/5/03	2.24	375,000	369,281
			2,593,468
			3,493,120
Federal Home Loan Bank - 0.6%
Discount Notes - 0.6%
9/6/02	1.99	182,000	181,034
11/1/02	1.96	100,000	99,175
11/13/02	1.93	45,800	45,399
			325,608
Freddie Mac - 0.9%
Discount Notes - 0.9%
9/30/02	2.22	300,000	297,792
10/30/02	1.96	70,000	69,430
12/13/02	1.99	50,000	49,466
1/8/03	2.25	100,000	98,640
			515,328
TOTAL FEDERAL AGENCIES			4,334,056
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
8/29/02	1.87	150,000	149,314
11/14/02	1.92	60,000	59,474
TOTAL U.S. TREASURY OBLIGATIONS			208,788
Bank Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
American Express Centurion Bank
6/17/02	1.81% (a)	$ 90,000	$ 90,000
6/26/02	1.80 (a)	125,000	125,000
Bank of America NA
8/15/02	1.93	425,000	425,000
Bank One NA, Chicago
6/17/02	2.06 (a)	50,000	50,015
U.S. Bank NA, Cincinnati
6/27/02	1.77 (a)	560,000	559,803
TOTAL BANK NOTES			1,249,818
Master Notes - 1.8%

General Motors Acceptance Corp. Mortgage Credit
6/3/02	2.29	542,000	541,931
Goldman Sachs Group, Inc.
9/25/02	1.97 (b)	445,000	445,000
TOTAL MASTER NOTES			986,931
Medium-Term Notes - 3.0%

AT&T Corp.
8/6/02	3.05 (a)	534,000	534,000
BMW U.S. Capital Corp.
6/7/02	4.25	90,000	89,948
Citigroup, Inc.
6/12/02	1.81 (a)	135,000	135,000
GE Life & Annuity Assurance Co.
6/3/02	1.94 (a)(b)	35,000	35,000
Harwood Street Funding I LLC
6/20/02	1.97 (a)	170,000	170,000
Household Finance Corp.
6/20/02	2.11 (a)	120,000	119,881
6/25/02	2.10 (a)	40,000	39,988
Merck & Co., Inc.
6/26/02	1.80 (a)	140,000	140,000
Sheffield Receivables Corp.
6/20/02	1.81 (a)	145,000	145,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
URI Trust 2000-1
6/18/02	2.04% (a)(b)	$ 107,000	$ 107,000
Variable Funding Capital Corp.
6/19/02	1.79 (a)	135,000	134,996
TOTAL MEDIUM-TERM NOTES			1,650,813
Short-Term Notes - 2.4%

Jackson National Life Insurance Co.
7/1/02	2.19 (a)(b)	130,000	130,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (a)(b)	175,000	175,000
Monumental Life Insurance Co.
6/3/02	1.98 (a)(b)	92,000	92,000
6/3/02	2.01 (a)(b)	65,000	65,000
8/1/02	2.11 (a)(b)	65,000	65,000
New York Life Insurance Co.
7/1/02	2.16 (a)(b)	375,000	375,000
Pacific Life Insurance Co.
6/7/02	2.02 (a)(b)	90,000	90,000
SMM Trust 2001 M
6/13/02	2.00 (a)(b)	20,000	20,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (a)(b)	200,000	200,000
Travelers Insurance Co.
7/1/02	2.15 (a)(b)	35,000	35,000
8/15/02	2.01 (a)(b)	66,000	66,000
TOTAL SHORT-TERM NOTES			1,313,000
Repurchase Agreements - 5.6%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 5/31/02 due 6/3/02 At 1.83%	$ 924,813	924,672
With:
Abbey National Securities, Inc. At 1.89%, dated 5/31/02 due 6/3/02 (Commercial Paper Obligations) (principal amount $255,427,524) 0% - 2.35%, 6/4/02 - 7/12/02	250,039	250,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Bank of America NA At 1.89%, dated 5/31/02 due 6/3/02 (Commercial Paper Obligations) (principal amount $97,165,852) 0% - 2.15%, 6/4/02 - 8/20/02	$ 95,015	$ 95,000
J.P. Morgan Securities At 1.87%, dated 5/31/02 due 6/3/02 (Corporate Obligations) (principal amount $1,133,363,000) 0% - 8.38%, 6/10/02 - 12/1/45	1,135,177	1,135,000
Morgan Stanley & Co. At 1.87%, dated 5/31/02 due 6/3/02 (Commercial Paper Obligations) (principal amount $256,654,000) 1.88% - 2.05%, 6/4/02 - 11/6/02	250,039	250,000
Salomon Smith Barney At 1.87%, dated 5/31/02 due 6/3/02 (Commercial Paper Obligations) (principal amount $435,195,598) 0% - 2.2%, 6/3/02 - 1/1/04	425,066	425,000
TOTAL REPURCHASE AGREEMENTS		3,079,672
TOTAL INVESTMENT PORTFOLIO - 99.7%		54,465,067
NET OTHER ASSETS - 0.3%		158,732
NET ASSETS - 100%		$ 54,623,799
Total Cost for Income Tax Purposes $ 54,465,067
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Life & Annuity Assurance Co. 1.94%, 6/3/02	3/28/02	$ 35,000
Goldman Sachs Group, Inc. 1.97%, 9/25/02	5/23/02	$ 445,000
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 130,000
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 175,000
Monumental Life Insurance Co.: 1.98%, 6/3/02	7/31/98 - 9/17/98	$ 92,000
2.01%, 6/3/02	3/12/99	$ 65,000
2.11%, 8/1/02	2/1/00	$ 65,000
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 375,000
Pacific Life Insurance Co. 2.02%, 6/7/02	9/6/01	$ 90,000
SMM Trust 2001 M 2.00%, 6/13/02	12/11/01	$ 20,000
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 200,000
Travelers Insurance Co.: 2.01%, 8/15/02	5/15/02	$ 66,000
2.15%, 7/1/02	3/28/02	$ 35,000
URI Trust 2000-1 2.04%, 6/18/02	12/15/00	$ 107,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,900,000,000 or 3.5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $3,043,000. The weighted average interest rate was 1.81%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At November 30, 2001, the fund had a capital loss carryforward of approximately $863,000 of which $466,000, $99,000, $160,000, $109,000, $15,000 and $14,000 will expire on November 30, 2002, 2003, 2004, 2005, 2006 and 2007, respectively. Of the loss carryforwards expiring on November 30, 2003, 2005, 2006 and 2007, $99,000, $109,000, $15,000 and $14,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $3,079,672) - See accompanying schedule		$ 54,465,067
Cash		2
Receivable for fund shares sold		352,319
Interest receivable		156,344
Other receivables		37
Total assets		54,973,769
Liabilities
Payable for fund shares redeemed	$ 331,560
Distributions payable	128
Accrued management fee	9,062
Other payables and accrued expenses	9,220
Total liabilities		349,970
Net Assets		$ 54,623,799
Net Assets consist of:
Paid in capital		$ 54,625,125
Accumulated net realized gain (loss) on investments		(1,326)
Net Assets, for 54,623,340 shares outstanding		$ 54,623,799
Net Asset Value, offering price and redemption price per share ($54,623,799 ÷ 54,623,340 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002
Investment Income
Interest		$ 612,946
Expenses
Management fee	$ 55,142
Transfer agent fees	47,815
Accounting fees and expenses	676
Non-interested trustees' compensation	107
Custodian fees and expenses	402
Audit	105
Legal	103
Total expenses before reductions	104,350
Expense reductions	(1)	104,349
Net investment income		508,597
Net Realized Gain (Loss) on Investment securities		(25)
Net increase in net assets resulting from operations		$ 508,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 508,597	$ 2,222,477
Net realized gain (loss)	(25)	1,073
Net increase (decrease) in net assets resulting from operations	508,572	2,223,550
Distributions to shareholders from net investment income	(508,597)	(2,222,477)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	55,266,482	102,863,885
Reinvestment of distributions	502,749	2,192,187
Cost of shares redeemed	(57,649,658)	(95,793,192)
Net asset value of Cash Reserves shares issued in exchange for the net assets of Fidelity Daily Income Trust	-	3,025,859
Net increase (decrease) in net assets and shares resulting from share transactions	(1,880,427)	12,288,739
Total increase (decrease) in net assets	(1,880,452)	12,289,812
Net Assets
Beginning of period	56,504,251	44,214,439
End of period	$ 54,623,799	$ 56,504,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2002	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.044	.060	.048	.052	.052
Distributions from net investment income	(.009)	(.044)	(.060)	(.048)	(.052)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.92%	4.46%	6.13%	4.94%	5.34%	5.30%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.39%	.46%	.44%	.47%	.49%
Expenses net of voluntary waivers, if any	.38% A	.39%	.46%	.44%	.47%	.49%
Expenses net of all reductions	.38% A	.39%	.46%	.44%	.47%	.48%
Net investment income	1.83% A	4.27%	5.97%	4.85%	5.20%	5.22%
Supplemental Data
Net assets, end of period (in millions)	$ 54,624	$ 56,504	$ 44,214	$ 37,981	$ 30,700	$ 23,498

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity ® Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $19,478 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

5. Merger Information.

On June 21, 2001, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Daily Income Trust. The acquisition, which was approved by the shareholders of Fidelity Daily Income Trust on June 13, 2001, was accomplished by an exchange of 3,026,095 shares of the fund for the 3,026,095 shares then outstanding (each valued at $1.00) of Fidelity Daily Income Trust. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Daily Income Trust's net assets, were combined with the fund for total net assets after the acquisition of $54,617,926.

Semiannual Report

Report of Independent Accountants

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

July 2, 2002

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAS-SANN-0702 157497
1.704549.104

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® US Government Reserves	0.93%	2.63%	26.66%	55.65%
Government Retail Money Market Funds Average	0.64%	2.04%	23.91%	50.90%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 214 money market funds.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity US Government Reserves	2.63%	4.84%	4.52%
Government Retail Money Market Funds Average	2.04%	4.38%	4.20%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	5/28/02	2/26/02	11/27/01	8/28/01	5/29/01
Fidelity U.S. Government Reserves	1.68%	1.76%	2.38%	3.48%	4.32%
Government Retail Money Market Funds Average	1.16%	1.24%	1.73%	2.98%	3.57%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average. Figures for the government retail money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. Bob, what was the investment environment like during the six month period that ended May 31, 2002?

A. At the beginning of the period, the Federal Reserve Board was finishing a very aggressive program of lowering short-term interest rates in order to offset economic weakness, especially in the manufacturing sector. In addition, the Fed had used rate cuts to neutralize the negative effects of the September 11 terrorist attacks. As 2001 came to a close, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - one more time in December, bringing the rate to 1.75%. From that point through the end of May 2002, the Fed held the fed funds rate steady, and moved from a bias toward easing rates to a neutral stance. The Fed did so in response to much stronger-than-expected economic data in the fourth quarter of 2001 and the first quarter of 2002. Consumer spending remained robust, buoyed by mortgage refinancing and zero percent auto financing. Growth in gross domestic product (GDP) reached a 5.6% annual rate in the first quarter; a good portion of that growth was due to changes in inventory levels. In addition, an increase in government spending contributed to growth. Market yields rose in a very volatile manner as expectations regarding Fed policy shifted around dramatically.

Q. What was your strategy with the fund?

A. For most of the period, I maintained an average maturity that was consistently longer than the fund's competitors in order to lock in higher yields in a declining interest rate environment and to capture attractive relative value along the yield curve. (Portfolio Manager photograph)
After having let the average maturity decline to a more neutral level relative to competitors earlier in 2001 - because the economy appeared to be stabilizing and the Fed had already eased a great deal - I extended the fund's average maturity during the latter part of 2001. I did so because it appeared likely that the Fed would resume an aggressive rate-cutting stance to counteract the significant negative trauma inflicted on the financial markets by the events of September 11. As it became clear during the early part of 2002 that the economy remained resilient, I brought the fund's average maturity down somewhat, but still left it longer than that of its peers. With the Fed on hold and the yield curve positively sloped - meaning that longer-term yields were higher than shorter-term alternatives - it was beneficial to buy longer-term notes to take advantage of the steep yield curve and to secure competitive yields. I also added floating-rate instruments - with yields that reset each month - because they offered solid relative value and because I anticipated that the next Fed move would be to raise rates. These instruments tend to perform well when interest rates are stable or on the rise. At times, I also invested in Treasury bills as a trading tool when they offered attractive relative value, swapping out of them when higher-yielding alternatives arose.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Government agencies came under closer scrutiny in 2001, as members of Congress questioned whether or not they were engaged in activities beyond their mandate. How has that situation played out thus far in 2002?

A. It has not been a significant issue for the market or the fund. The agencies have become more transparent with their activities, and their portfolio growth has slowed due to market conditions.

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2002, was 1.69%, compared to 2.36% six months ago. For the six months that ended May 31, 2002, the fund had a total return of 0.93%, compared to 0.64% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Bob?

A. Recent softness in the economy combined with benign inflation suggest that there is no urgency for the Fed to raise rates in the near term. However, the Fed has recognized that the target rate is lower than it should be. While the Fed wants to ensure economic stability, it will need to raise rates at some point to avoid future inflation. I believe it's likely that the target rate could remain at 1.75% into the summer months and perhaps into the fourth quarter. The Fed has indicated it will look for sustainable, solid increases in final demand, especially growth in business investment, before it will begin to move short-term rates higher. When that time comes, I believe the Fed may implement rate hikes in a gradual, deliberate manner.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the security of principal and liquidity

Fund number: 050

Trading symbol: FGRXX

Start date: November 3, 1981

Size: as of May 31, 2002, more than $2.4 billion

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/02	% of fund's investments 11/30/01	% of fund's investments 5/31/01
0 - 30	41.1	41.8	48.5
31 - 90	30.2	22.7	27.1
91 - 180	20.5	22.7	14.2
181 - 397	8.2	12.8	10.2
Weighted Average Maturity
	5/31/02	11/30/01	5/31/01
Fidelity U.S. Government Reserves	66 Days	78 Days	63 Days
Government Retail Money Market Funds Average *	52 Days	56 Days	49 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2002	As of November 30, 2001
Federal Agency Issues 80.4%	Federal Agency Issues 71.3%
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 5.1%
Repurchase Agreements 19.7%	Repurchase Agreements 28.4%
Net Other Assets** (0.1)%	Net Other Assets** (4.8)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 80.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 50.4%
Agency Coupons - 12.6%
6/3/02	1.78% (a)	$ 17,000	$ 16,996
6/3/02	1.82 (a)	38,500	38,488
6/5/02	1.72 (a)	50,000	49,992
6/10/02	1.70 (a)	70,000	69,954
7/10/02	1.81 (a)	85,000	84,965
7/30/02	1.75 (a)	20,000	19,996
8/1/02	1.73 (a)	30,000	29,969
			310,360
Discount Notes - 37.8%
6/3/02	1.82	73,800	73,793
6/12/02	1.88	25,000	24,986
6/18/02	2.02	14,000	13,987
6/19/02	1.90	32,000	31,970
6/21/02	1.88	10,000	9,990
6/27/02	1.87	30,000	29,960
7/2/02	1.91	25,000	24,959
7/3/02	1.83	70,000	69,887
7/3/02	1.85	50,000	49,918
7/12/02	3.61	50,000	49,801
7/15/02	1.89	25,000	24,943
8/8/02	1.88	50,000	49,824
8/12/02	1.98	26,000	25,899
8/14/02	1.81	25,000	24,908
8/14/02	1.90	15,000	14,942
9/3/02	1.96	30,000	29,848
10/2/02	2.25	20,000	19,848
10/9/02	1.99	25,000	24,822
10/9/02	2.05	47,000	46,655
10/18/02	2.23	12,000	11,899
10/30/02	1.96	20,000	19,837
11/6/02	1.92	20,000	19,833
11/6/02	1.93	50,000	49,581
11/15/02	2.41	44,000	43,520
12/13/02	2.21	25,000	24,708
12/13/02	2.27	25,000	24,699
12/20/02	1.98	28,875	28,557
1/21/03	2.19	25,000	24,651
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Discount Notes - continued
2/3/03	2.20%	$ 25,000	$ 24,630
2/5/03	2.24	15,000	14,771
			927,626
			1,237,986
Federal Home Loan Bank - 10.4%
Agency Coupons - 5.9%
6/21/02	1.70 (a)	90,000	89,956
6/28/02	1.71 (a)	30,000	29,986
7/22/02	1.85 (a)	26,000	25,986
			145,928
Discount Notes - 4.5%
6/28/02	1.87	50,000	49,930
10/30/02	1.94	25,000	24,798
11/1/02	2.03	35,000	34,703
			109,431
			255,359
Freddie Mac - 17.1%
Agency Coupons - 1.1%
10/15/02	2.00	25,000	25,386
Discount Notes - 16.0%
6/20/02	1.85	30,000	29,971
6/26/02	3.79	26,000	25,934
6/27/02	1.87	20,000	19,973
7/8/02	2.24	20,000	19,955
8/15/02	1.86	29,950	29,835
8/15/02	1.89	29,198	29,084
8/28/02	2.06	25,000	24,876
9/9/02	1.94	50,000	49,733
9/12/02	1.99	35,000	34,803
9/30/02	2.22	50,000	49,632
11/7/02	1.92	20,000	19,832
12/13/02	2.00	25,000	24,732
12/13/02	2.45	25,000	24,675
1/2/03	2.14	10,796	10,660
			393,695
			419,081
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
KE Export Leasing Ltd. - 1.6%
Discount Notes - 1.6%
8/19/02	1.85%	$ 40,000	$ 39,838
Resolution Funding Corp. - 0.9%
Agency Coupons - 0.9%
7/15/02	2.28	22,920	22,857
TOTAL FEDERAL AGENCIES			1,975,121
Repurchase Agreements - 19.7%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated:
2/14/02 due 7/17/02 At 1.89%	$ 50,402	50,000
2/15/02 due 7/19/02 At 1.89%	30,243	30,000
4/9/02 due:
6/7/02 At 1.8%	25,074	25,000
6/10/02 At 1.8%	90,279	90,000
4/10/02 due 6/10/02 At 1.8%	100,305	100,000
5/31/02 due 6/3/02 At 1.83%	189,150	189,121
TOTAL REPURCHASE AGREEMENTS		484,121
TOTAL INVESTMENT PORTFOLIO - 100.1%		2,459,242
NET OTHER ASSETS - (0.1)%		(1,701)
NET ASSETS - 100%		$ 2,457,541
Total Cost for Income Tax Purposes $ 2,459,242
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $484,121) - See accompanying schedule		$ 2,459,242
Receivable for fund shares sold		6,660
Interest receivable		1,830
Total assets		2,467,732
Liabilities
Payable for fund shares redeemed	$ 9,411
Distributions payable	64
Accrued management fee	411
Other payables and accrued expenses	305
Total liabilities		10,191
Net Assets		$ 2,457,541
Net Assets consist of:
Paid in capital		$ 2,457,412
Accumulated net realized gain (loss) on investments		129
Net Assets, for 2,457,526 shares outstanding		$ 2,457,541
Net Asset Value, offering price and redemption price per share ($2,457,541 ÷ 2,457,526 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 28,482
Expenses
Management fee	$ 2,586
Transfer agent fees	1,584
Accounting fees and expenses	132
Non-interested trustees' compensation	4
Custodian fees and expenses	15
Audit	14
Legal	5
Miscellaneous	5
Total expenses before reductions	4,345
Expense reductions	(10)	4,335
Net investment income		24,147
Net Realized Gain (Loss) on Investment securities		(20)
Net increase in net assets resulting from operations		$ 24,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,147	$ 80,039
Net realized gain (loss)	(20)	263
Net increase (decrease) in net assets resulting from operations	24,127	80,302
Distributions to shareholders from net investment income	(24,147)	(80,039)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,611,119	2,761,082
Reinvestment of distributions	23,779	78,358
Cost of shares redeemed	(1,532,361)	(1,979,181)
Net increase (decrease) in net assets and shares resulting from share transactions	102,537	860,259
Total increase (decrease) in net assets	102,517	860,522
Net Assets
Beginning of period	2,355,024	1,494,502
End of period	$ 2,457,541	$ 2,355,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.044	.058	.048	.052	.051
Distributions from net investment income	(.009)	(.044)	(.058)	(.048)	(.052)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.93%	4.46%	6.00%	4.86%	5.29%	5.26%
Ratios to Average Net Assets D
Expenses before expense reductions	.33% A	.36%	.43%	.41%	.45%	.48%
Expenses net of voluntary waivers, if any	.33% A	.36%	.43%	.41%	.45%	.48%
Expenses net of all reductions	.33% A	.36%	.42%	.40%	.44%	.48%
Net investment income	1.86% A	4.15%	5.85%	4.77%	5.16%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 2,458	$ 2,355	$ 1,495	$ 1,542	$ 1,427	$ 1,290

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $913 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $9, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FUS-SANN-0702 157498
1.704672.104